Lease Transactions (Maturities of Lease Liabilities) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Undiscounted total lease payments: Finance leases, maturities in
2021	¥ 7,835
2022	6,794
2023	4,755
2024	3,073
2025	1,304
2026 and thereafter	2,655
Total undiscounted cash flows	26,416
Difference between undiscounted and discounted cash flows: Finance leases	(1,230)
Amount on balance sheet: Finance leases	25,186
Undiscounted total lease payments: Operating leases, maturities in
2021	107,270
2022	80,460
2023	57,057
2024	40,902
2025	35,827
2026 and thereafter	195,540
Total undiscounted cash flows	517,056
Difference between undiscounted and discounted cash flows: Operating leases	(34,243)
Amount on balance sheet: Operating leases	¥ 482,813